Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Obligation to Issue Shares [Member]	Share Subscriptions [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Oct. 24, 2000
Common stock issued for cash at $0.001 per share, November 13, 2000	$ 6,000					$ 6,000
Common stock issued for cash at $0.001 per share, November 13, 2000 (Shares)	6,000,000
Common stock issued for cash at $0.01 per share, February 28, 2001	6,000	54,000				60,000
Common stock issued for cash at $0.01 per share, February 28, 2001 (Shares)	6,000,000
Net Loss					(6,995)	(6,995)
Ending Balance at Jul. 31, 2001	12,000	54,000			(6,995)	59,005
Ending Balance (Shares) at Jul. 31, 2001	12,000,000
Net Loss					(3,645)	(3,645)
Ending Balance at Jul. 31, 2002	12,000	54,000			(10,640)	55,360
Beginning Balance (Shares) at Jul. 31, 2002	12,000,000
Common stock issued for cash at $0.05 per share, August 15, 2002	40	1,960				2,000
Common stock issued for cash at $0.05 per share, August 15, 2002 (Shares)	40,000
Common stock issued for cash at $0.05 per share, December 31, 2002	54	2,646				2,700
Common stock issued for cash at $0.05 per share, December 31, 2002 (Shares)	54,000
Net Loss					(5,722)	(5,722)
Ending Balance at Jul. 31, 2003	12,094	58,606			(16,362)	54,338
Ending Balance (Shares) at Jul. 31, 2003	12,094,000
Obligation to issue shares for patent			7,500			7,500
Contributed executive services		60,000				60,000
Net Loss					(78,146)	(78,146)
Ending Balance at Jul. 31, 2004	12,094	118,606	7,500		(94,508)	43,692
Beginning Balance (Shares) at Jul. 31, 2004	12,094,000
Shares issued for patent	150	7,350	(7,500)
Shares issued for patent (Shares)	150,000
Subscriptions received				33,960		33,960
Contributed executive services		60,000				60,000
Net Loss					(139,743)	(139,743)
Ending Balance at Jul. 31, 2005	12,244	185,956		33,960	(234,251)	(2,091)
Ending Balance (Shares) at Jul. 31, 2005	12,244,000
Common stock issued for cash at $0.06 per share , October 20, 2005	601	35,459		(33,960)		2,100
Common stock issued for cash at $0.06 per share , October 20, 2005 (Shares)	601,000
Contributed executive services		60,000				60,000
Net Loss					(98,821)	(98,821)
Ending Balance at Jul. 31, 2006	12,845	281,415			(333,072)	(38,812)
Ending Balance (Shares) at Jul. 31, 2006	12,845,000
Contributed executive services		60,000				60,000
Net Loss					(122,641)	(122,641)
Ending Balance at Jul. 31, 2007	12,845	341,415			(455,713)	(101,453)
Beginning Balance (Shares) at Jul. 31, 2007	12,845,000
Common stock issued for cash at $0.06 per share, October 26, 2007	400	23,600				24,000
Common stock issued for cash at $0.06 per share, October 26, 2007 (Shares)	400,000
Contributed executive services		60,000				60,000
Net Loss					(109,388)	(109,388)
Ending Balance at Jul. 31, 2008	13,245	425,015			(565,101)	(126,841)
Ending Balance (Shares) at Jul. 31, 2008	13,245,000
Common stock issued at $0.06 per share August 21, 2008	417	24,583				25,000
Common stock issued at $0.06 per share August 21, 2008 (Shares)	416,666
Common stock issued at $0.06 per share, May 11, 2009	333	19,667				20,000
Common stock issued at $0.06 per share, May 11, 2009 (Shares)	333,333
Contributed executive services		60,000				60,000
Net Loss					(96,268)	(96,268)
Ending Balance at Jul. 31, 2009	13,995	529,265			(661,369)	(118,109)
Ending Balance (Shares) at Jul. 31, 2009	13,994,999
Common stock issued at $0.06 per share January 21, 2010	250	14,750				15,000
Common stock issued at $0.06 per share January 21, 2010 (Shares)	250,000
Common stock issued at $0.06 per share June 15, 2010	250	14,750				15,000
Common stock issued at $0.06 per share June 15, 2010 (Shares)	250,000
Contributed executive services		60,000				60,000
Net Loss					(97,206)	(97,206)
Ending Balance at Jul. 31, 2010	14,495	618,765			(758,575)	(125,315)
Ending Balance (Shares) at Jul. 31, 2010	14,494,999
Common stock issued at $0.10 per share July 7, 2011	100	9,900				10,000
Common stock issued at $0.10 per share July 7, 2011 (Shares)	100,000
Contributed executive services		60,000				60,000
Net Loss					(105,039)	(105,039)
Ending Balance at Jul. 31, 2011	14,595	688,665			(863,614)	(160,354)
Ending Balance (Shares) at Jul. 31, 2011	14,594,999
Common stock issued at $0.10 per share February 23, 2012	100	9,900				10,000
Common stock issued at $0.10 per share February 23, 2012 (Shares)	100,000
Contributed executive services		60,000				60,000
Net Loss					(127,357)	(127,357)
Ending Balance at Jul. 31, 2012	14,695	758,565			(990,971)	(217,711)
Ending Balance (Shares) at Jul. 31, 2012	14,694,999
Common stock issued at $0.15 per share October 23, 2012	267	39,733				40,000
Common stock issued at $0.15 per share October 23, 2012 (Shares)	266,667
Subscriptions received				25,000		25,000
Contributed executive services		15,000				15,000
Net Loss					(27,119)	(27,119)
Ending Balance at Oct. 31, 2012	$ 14,962	$ 813,298		$ 25,000	$ (1,018,090)	$ (164,830)
Ending Balance (Shares) at Oct. 31, 2012	14,961,666